RESTRICTED ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	$ 54,274,918	$ 47,391,944
Guarantee deposits for currency forward transactions	72,438,872	24,376,318
Guarantee deposits for credit cards transactions	11,582,637	5,828,053
Other guarantee deposits	28,564,360	21,289,956
Financial assets in guarantee	166,860,787	98,886,271
Guarantee deposits for repo transactions	$ 8,491,179	$ 2,118,174